Concentrations of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commercial real estate [Member]
Concentration Risk [Line Items]
Commercial real estate loans and loan commitments	$ 697.9
Owner occupied real estate [Member]
Concentration Risk [Line Items]
Commercial real estate loans and loan commitments	$ 320.0